BFS Equity Fund
Schedule of Investments
August 31, 2024 - (Unaudited)
COMMON STOCKS — 95.03% Shares Fair Value
Aerospace & Defense — 1.78%
Northrop Grumman Corp. 2,000 $ 1,046,420
Banking — 5.21%
Bank of America Corp. 20,000 815,000
JPMorgan Chase & Co. 10,000 2,248,000
3,063,000
Beverages — 1.18%
PepsiCo, Inc. 4,000 691,520
Biotech & Pharmaceuticals — 0.94%
Zoetis, Inc., Class A 3,000 550,470
Building Products — 1.24%
Carrier Global Corp. 10,000 727,800
Chemicals — 5.12%
Air Products & Chemicals, Inc. 5,000 1,394,250
Ecolab, Inc. 2,000 506,360
Sherwin-Williams Co. (The) 3,000 1,108,110
3,008,720
E-Commerce Discretionary — 3.63%
Amazon.com, Inc.
(a)
12,000 2,142,000
Health Care Facilities & Services — 4.22%
IQVIA Holdings, Inc.
(a)
4,000 1,006,200
UnitedHealth Group, Inc. 2,500 1,475,500
2,481,700
Home Construction — 2.41%
D.R. Horton, Inc. 7,500 1,415,700
Insurance — 1.93%
Marsh & McLennan Cos., Inc. 5,000 1,137,550
Internet Media & Services — 9.55%
Alphabet, Inc., Class A 20,000 3,267,600
Meta Platforms, Inc., Class A 4,500 2,345,895
5,613,495
Machinery — 4.79%
Caterpillar, Inc. 1,000 356,100
Deere & Co. 2,500 964,350
Parker-Hannifin Corp. 2,500 1,500,500
2,820,950
Medical Equipment & Devices — 6.11%
Danaher Corp. 6,000 1,615,860
Stryker Corp. 2,500 901,050
Thermo Fisher Scientific, Inc. 1,750 1,076,373
3,593,283
Metals & Mining — 0.69%
Agnico Eagle Mines Ltd. 5,000 407,350

BFS Equity Fund
Schedule of Investments (continued)
August 31, 2024 - (Unaudited)
COMMON STOCKS — 95.03% - continued Shares Fair Value
Oil & Gas Producers — 2.90%
ConocoPhillips 15,000 $ 1,706,850
REITs — 1.58%
Realty Income Corp. 15,000 931,650
Retail - Consumer Staples — 3.03%
Costco Wholesale Corp. 2,000 1,784,760
Retail - Discretionary — 2.54%
Lowe's Companies, Inc. 6,000 1,491,000
Semiconductors — 8.83%
Applied Materials, Inc. 5,000 986,300
Broadcom, Inc. 7,500 1,221,150
NVIDIA Corp. 25,000 2,984,250
5,191,700
Software — 12.03%
Adobe, Inc.
(a)
2,000 1,148,820
Microsoft Corp. 9,000 3,754,260
Oracle Corp. 10,000 1,412,900
Salesforce.com, Inc. 3,000 758,700
7,074,680
Specialty Finance — 1.10%
American Express Co. 2,500 646,625
Specialty Retail — 2.51%
Home Depot, Inc. (The) 4,000 1,474,000
Technology Hardware — 4.87%
Apple, Inc. 12,500 2,862,500
Technology Services — 6.84%
Automatic Data Processing, Inc. 3,000 827,730
Fiserv, Inc.
(a)
10,000 1,746,000
MasterCard, Inc., Class A 3,000 1,450,020
4,023,750
Total Common Stocks (Cost $25,922,287) 55,887,473
U.S. GOVERNMENT & AGENCIES — 4.24%
Principal
Amount
United States Treasury Bill, Zero Coupon, 9/5/2024 $ 1,500,000 1,499,565
United States Treasury Bill, 5.15% , 11/7/2024 1,000,000 990,940
Total U.S. Government & Agencies (Cost $2,489,689) 2,490,505

BFS Equity Fund
Schedule of Investments (continued)
August 31, 2024 - (Unaudited)
MONEY MARKET FUNDS - 0.72% Shares Fair Value
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 5.25%
(b)
423,161 $ 423,161
Total Money Market Funds (Cost $423,161) 423,161
Total Investments — 99.99%
    (Cost $28,835,137) 58,801,139
Other Assets in Excess of Liabilities — 0.01% 6,032
NET ASSETS — 100.00% $ 58,807,171
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of August 31, 2024.